Shareholders' Equity	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Shareholders' Equity
1 1	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2024 and March 31, 2024 was as follows:

	At September 30, 2024	At March 31, 2024

Shares outstanding (1)	1,308,177,186	1,337,529,084
Shares in treasury (1)	3,557,450	23,587,866

(1)
On October 1, 2024, the Company implemented a stock split on its common stock. For additional information, refer to the “Stock split” section in this note. The number of shares outstanding and shares in treasury in this table do not reflect the effect of the stock split on its common stock.

The total number of authorized shares of common stock was 3,000 million at September 30, 2024 and March 31, 2024 with no stated value.
Repurchase and cancellation of own shares
On November 14, 2023, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 26,000,000 shares of its common stock and (ii) an aggregate of ¥150 billion between November 15, 2023 and March 31, 2024. On March 22, 2024, the Company completed the repurchase pursuant to the resolution, acquiring 20,132,000 shares of its common stock for ¥150 billion in aggregate. The Company cancelled all of the repurchased shares on April 15, 2024.
On May 15, 2024, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 15,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2024 and July 31, 2024. On July 31, 2024, the Company completed the repurchase pursuant to the resolution, acquiring 9,561,800 shares of its common stock for ¥100 billion in aggregate. The Company cancelled all of the repurchased shares on August 20, 2024.
On November 14, 2024, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 60,000,000 shares of its common stock and (ii) an aggregate of ¥150 billion between November 15, 2024 and January 31, 2025. During
November 2024, the Company entered into contracts to repurchase 10,921,000 shares of common stock for ¥40 billion in aggregate.
Stock split
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split on its common stock (“stock split”) with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Since the total number of authorized shares and the total number of authorized shares of common stock needed to be increased in line with the ratio of the stock split, the Company amended its articles of incorporation with an effective date of October 1, 2024, as approved by shareholders at the 22nd ordinary general meeting of shareholders on June 27, 2024.

Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2024 and March 31, 2024.

	At September 30, 2024		At March 31, 2024
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—